Property and Equipment - Schedule of Property and Equipment (Details) (10-Q) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,298,646	$ 2,095,399	$ 1,454,865
Less: accumulated depreciation	(1,591,147)	(1,430,983)	(1,158,940)
Net property and equipment	707,499	664,416	295,925
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	245,741	227,206	216,486
Data Center Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,119,723	1,011,173	444,906
Purchased Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	764,304	692,143	651,016
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	93,775	89,774	84,433
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 75,103	$ 75,103	$ 58,024